General and administrative costs	3 Months Ended
Mar. 31, 2022
General and administrative costs
General and administrative costs	14. General and administrative costs General and administrative costs amount to € 4,908,000 for the three month period ended March 31, 2022 (three month period ended March 31, 2021: € 3,339,000).